Stock: Common Stock (Details) (USD $)	1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended								92 Months Ended	98 Months Ended
	Dec. 31, 2010	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2013	Jun. 30, 2014
Details
Stock Issued During Period, Shares, Issued for Services	450,000 [1]	450,000	[2]	400,000	[2]			40,000	[2]	7,500	[2]	640,000	[2]	400,000	[1]
Common stock issued for services						$ 51,000	$ 34,000	$ 34,000		$ 6,375		$ 544,000		$ 722,500		$ 1,306,875	$ 1,357,875
Allocated Share-based Compensation Expense	382,500	382,500		340,000						16,000		289,000		340,000
Gain on shares issued for services										9,625						9,625	9,625
Salaries, Wages and Officers' Compensation												151,000
Extinguished accrued officer salary												$ 104,000

[1]	Valued based on the price of $0.85 per share
[2]	$0.85 per common share